Material accounting policy information - Revenue (Details)	12 Months Ended
Dec. 31, 2025
Revenue
Repayment period	3 days
Minimum
Revenue
Period of product cycle	7 days
Maturity term of lending arrangements	30 days
Contractual term	0 days
Contracts with customers term	1 month
Maximum
Revenue
Period of product cycle	365 days
Maturity term of lending arrangements	365 days
Contractual term	365 days
Contracts with customers term	24 months